Reorganization of Mexico-based Pawn Operations	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Reorganization of Mexico-based Pawn Operations [Text Block]

4. Reorganization of Mexico-based Pawn Operations and Purchase of Noncontrolling Interest

On September 24, 2012, the Company's Board of Directors approved a plan to significantly modify the business plan and strategy of the Company's Mexico-based pawn operations, which comprise the foreign component of its retail services segment. The Company reorganized these operations to include only full-service pawn locations that offer pawn loans based on the pledge of general merchandise and jewelry-based collateral and discontinued the operations of 148 of its Mexico-based pawn locations that primarily offered pawn loans based on the pledge of jewelry-based collateral. The Mexico Reorganization was substantially completed as of December 31, 2012. As of December 31, 2012, the Company was operating 47 full-service pawn locations in Mexico. The Mexico Reorganization reflects management's decision to modify its strategy in Mexico to achieve profitability in its Mexico-based pawn operations and to evaluate the potential to expand its services to customers in Latin American markets.

In connection with the Mexico Reorganization, the Company incurred charges for employee termination costs, lease termination costs, asset impairments, loss on sale of assets, the recognition of a deferred tax asset valuation allowance, uncollectible receivables and other charges. The Company recognized $28.9 million of charges related to the Mexico Reorganization during the year ended December 31, 2012.

The following table summarizes the charges recognized for the year ended December 31, 2012 related to the Mexico Reorganization (dollars in thousands):

Type of expense	Description	Amount
Depreciation and amortization expenses	Impairment and losses on property and equipment	$7,478
Provision for income taxes	Deferred tax asset valuation allowance	7,161
Depreciation and amortization expenses	Impairment of intangible assets	5,086
Operations and administration expenses	Employee termination costs	2,424
Operations and administration expenses	Inventory shrinkage and loss on sale of assets	2,395
Operations and administration expenses	Lease termination costs	1,628
Operations and administration expenses	Impairment of other assets	1,211
Operations and administration expenses	Other restructuring charges	798
Revenue	Uncollectible receivables	692
Total charges related to the Mexico Reorganization		$28,873

The following table summarizes the balance of accrued reorganization charges related to the Mexico Reorganization and the changes in the accrued expenses as of and for the year ended December 31, 2012 (dollars in thousands):

	For the year ended December 31, 2012
	Charges	Cash Payments	Foreign currency changes	Non-cash charges	Accrued balance as of December 31, 2012
Employee termination costs	$2,424	$(2,427)	$3	$-	$-
Lease termination costs	1,628	(597)	7	(929)	109
Total	$4,052	$(3,024)	$10	$(929)	$109

The accrued reorganization charges are included in “Accounts payable and accrued liabilities” in the Company's consolidated balance sheets and in “Operations and administration expenses” in the consolidated statements of income.

Prior to September 26, 2012, the Company owned 80% of the outstanding stock of Creazione, which owned the Company's Mexico-based pawn operations. On September 26, 2012, the Company acquired all outstanding shares of Creazione that were held by minority shareholders (approximately 20% of the outstanding shares), and, as a result, Creazione became a wholly-owned subsidiary of the Company as of that date. The Company paid approximately $5.6 million in cash and released the minority shareholders from certain contingent obligations estimated at approximately $2.8 million. The Company accounted for this transaction as an acquisition of the remaining interest of a majority-owned subsidiary. The purchase resulted in a reduction to additional paid in capital of $7.7 million, representing the excess of the cash amount paid and the released contingent obligations (totaling $8.4 million) less the carrying amount of the noncontrolling interest of $0.7 million. In January 2013, the Company's remaining Mexico-based pawn operations were sold by Creazione to another wholly-owned subsidiary, CA Empeños Mexico, S. de R.L. de C.V., and began operating exclusively under the name “Cash America casa de empeño.” In connection with the Mexico Reorganization, the Company intends to liquidate the remaining assets of Creazione, which are insignificant, in 2013. Following this transaction, the Company's noncontrolling interest consists of Huminal. See Note 2.

Impairment Testing Related to the Mexico Reorganization

The Mexico Reorganization was considered a triggering event for purposes of impairment testing of the retail services segment. As a result, the Company tested goodwill, indefinite-lived intangible assets, other intangible assets and long-lived assets for impairment following the approval of the Mexico Reorganization as described below.

The Company tested goodwill for the retail services segment following the approval of the Mexico Reorganization and noted no impairment. The Company also tested indefinite-lived intangible assets and other intangible assets following the approval of the Mexico Reorganization. As a result, during the year ended December 31, 2012, the Company recognized impairment charges of $5.1 million related to indefinite-lived intangible assets and other intangible assets, which is included in “Depreciation and amortization expense” in the consolidated statements of income. The Company also tested property and equipment following the approval of the Mexico Reorganization. As a result, during the year ended December 31, 2012, the Company recognized impairment charges and losses on property and equipment related to its Mexico operations of $7.5 million (consisting of $6.0 million of impairment charges recognized in the third quarter of 2012 and $1.5 million of losses on disposition incurred in the fourth quarter of 2012), which is included in “Depreciation and amortization expenses” in the consolidated statements of income. The fair value measurements of intangible assets and property and equipment are considered Level 3 in the fair value hierarchy as they are based on management's judgment about future cash flows.